Label	Element	Value
Boston Common ESG Impact International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Boston Common ESG Impact International Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Boston Common ESG Impact International Fund (the “International Fund” or “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund’s performance.  During the most recent fiscal year ended September 30, 2017, the International Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The fees have been restated to reflect a lower management fee effective February 1, 2018. Prior to February 1, 2018, the Fund's management fee was 0.90%.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Boston Common Asset Management, LLC (“Boston Common” or the “Adviser”) seeks to preserve and build capital over the long term through investing in a diversified portfolio of common stocks and American Depositary Receipts (“ADRs”) of companies we believe are high quality (lower debt/total capital, earnings stability and stable cash flow), sustainable and undervalued.  We seek companies with sound governance and histories of responsible financial management that we believe are capable of consistent, visible profitability over a long time horizon.  We look for indicators of quality in firms if they are experiencing superior growth and operating successfully in their respective economic sectors.  We measure a firm’s growth by comparing its products or services or improving competitive conditions among its peers.  We then determine whether any of the individual firms appear to be trading at discounts to their intrinsic value.  Here our research-driven conviction is enhanced by our 360-degree perspective where we integrate financial and environmental, social, and governance (“ESG”) criteria into the stock selection process.  We believe markets typically misvalue the risks and opportunities presented by ESG factors, both in terms of the timing and the magnitude of outcomes.  We believe shareowner engagement plays a critically important role in raising the sustainability profile of our portfolios and empowers company management to be long-term in its focus.

Boston Common’s ESG research process integrates information from disparate sources to form a holistic understanding of corporate performance.  We may incorporate information from one or more third party ESG research providers, news sources, non-governmental organizations, and company and industry contacts.  We endeavor to integrate financial and sustainability factors into our investment process because we believe ESG research helps us identify companies that will be successful over the long-term.  We evaluate companies on (E)nvironmental issues, looking for organizations that demonstrate a higher level of environmental responsibility than their peers and understand that natural resources are limited.  We favor companies that conserve natural resources, reduce volume and toxicity of waste generated, and manage direct and indirect greenhouse gas emissions.  We assess a company’s commitment to (S)ocial standards including human rights, animal welfare, workplace health and safety, and fair treatment of employees globally.  We appraise companies’ adherence to best practices in (G)overnance, including policies favoring transparency and accountability to shareholders, and a commitment to diversity.  As a result, we believe ESG research helps improve portfolio quality and financial return potential.

Boston Common selects stocks through bottom-up, fundamental research, while maintaining a disciplined approach to valuation and risk control. We may sell a security when its price reaches a set target if we believe that other investments are more attractive, or for other reasons we may determine.

We use our voice as a shareowner to raise environmental, social, and governance issues with the management of select portfolio companies through a variety of channels.  These may include engaging in dialogue with management, participating in shareholder proposal filings, voting proxies in accordance with our proxy voting guidelines, and participating in the annual shareholder meeting process.  Through this effort, we seek to encourage a company’s management toward greater transparency, accountability, disclosure and commitment to ESG issues.

The International Fund will normally invest at least 80% of its net assets, plus borrowings for investment purposes, in the securities of non‑U.S. companies that meet the Adviser’s ESG criteria.  The Fund may invest in preferred stocks as well as securities that are convertible into common stocks.  The Fund may also invest in European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  Up to 10% of the Fund’s total assets may be invested in securities of companies located in emerging markets.  The Fund generally seeks to invest in companies that have market capitalizations of $2 billion or greater.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is the risk that you could lose all or a portion of your investment in the International Fund.  The following risks could affect the value of your investment in the Fund:

•
General Market Risk:  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issues in other countries or regions.  Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

•
Equity Securities Risk:  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably.  These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.  When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

•	Management Risk: Boston Common may fail to implement the Fund’s investment strategies or meet its investment objective.

•
Foreign Securities and Emerging Markets Risk:  Foreign securities are typically subject to increased risks as compared to U.S. securities, and include risks associated with: (1) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the United States or some foreign countries may be subject to trading restrictions; (2) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the United States; (3) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards as U.S. issuers, (4) greater volatility; and (5) currency fluctuations.  These risks may be greater in emerging market countries.

•
Depositary Receipt Risk:  Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

•
Large Companies Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Sustainability (ESG) Policy Risk:  The Fund’s ESG policy could cause the Fund to perform differently compared to similar funds that do not have such a policy.  This ESG policy may result in the Fund foregoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so.  The Fund will vote proxies in a manner which is consistent with its ESG criteria, which may not always be consistent with maximizing short-term performance of the issuer.

•
Regional Risk:  Since the Fund may invest a significant portion of its assets in companies in a specific region, including Europe, the Fund is subject to greater risks of adverse developments in that region than a fund that is more broadly diversified geographically.  Current political uncertainty surrounding the European Union (“EU”) and its membership, including the 2016 referendum in which the United Kingdom voted to exit the EU, may increase market volatility. The financial instability of some countries in the EU, including Greece, Italy and Spain, together with the risk of that impacting other more stable countries may increase the economic risk of investing in companies in Europe.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your investment in the International Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the International Fund.  The bar chart below illustrates how the Fund’s total returns have varied from year‑to‑year.  The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year and since-inception periods compare with that of a broad-based securities index.  This comparison is provided to offer a broader market perspective.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.  Updated performance information is available on the Fund’s website at www.bostoncommonfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the International Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bostoncommonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return As of December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return:	Q1, 2012	11.99%

Lowest Quarterly Return:	Q3, 2011	-19.11%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.11%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the individual investor’s situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on the individual investor’s situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2017
Boston Common ESG Impact International Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2010
Boston Common ESG Impact International Fund | Boston Common ESG Impact International
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,259
Annual Return 2011	rr_AnnualReturn2011	(12.89%)
Annual Return 2012	rr_AnnualReturn2012	13.98%
Annual Return 2013	rr_AnnualReturn2013	21.03%
Annual Return 2014	rr_AnnualReturn2014	(7.08%)
Annual Return 2015	rr_AnnualReturn2015	(1.97%)
Annual Return 2016	rr_AnnualReturn2016	(0.96%)
Annual Return 2017	rr_AnnualReturn2017	26.39%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2010
Boston Common ESG Impact International Fund | Boston Common ESG Impact International | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Boston Common ESG Impact International Fund | Boston Common ESG Impact International | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.70%

[1]	The fees have been restated to reflect a lower management fee effective February 1, 2018. Prior to February 1, 2018, the Fund's management fee was 0.90%.